Trade accounts receivables - Changes in impairment of trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in impairment of trade accounts receivable
Financial assets at beginning of the year	$ 954,892
Financial assets at end of the year	1,382,221	$ 954,892
Trade accounts receivable
Changes in impairment of trade accounts receivable
Financial assets at beginning of the year	177,231
Financial assets at end of the year	229,032	177,231
Impairment | Trade accounts receivable
Changes in impairment of trade accounts receivable
Financial assets at beginning of the year	(2,337)	(2,690)
Additions	(2,643)	(805)
Reversals	1,288	1,085
Foreign exchange (losses) gains	513	73
Financial assets at end of the year	$ (3,179)	$ (2,337)